Post-Employment and Other Non-current Employee Benefits - Summary of Employee Benefits Expense (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employee benefits expense [line items]
Total employee benefits expense	$ 30,561	$ 31,174	$ 26,191
Cost of goods sold [member]
Employee benefits expense [line items]
Wages and salaries	4,052	4,295	4,323
Social security costs	1,277	1,320	1,449
Employee profit sharing	79	74	75
Pension and seniority premium costs	34	26	22
Share-based payment expense	1	3	6
Selling and distribution expenses [member]
Employee benefits expense [line items]
Wages and salaries	16,068	16,590	12,001
Social security costs	4,717	4,651	4,417
Employee profit sharing	539	496	484
Pension and seniority premium costs	185	158	125
Share-based payment expense	2	11	7
Administrative expenses [member]
Employee benefits expense [line items]
Wages and salaries	2,742	2,771	2,453
Social security costs	625	557	585
Employee profit sharing	35	31	31
Pension and seniority premium costs	20	46	42
Post-employment benefits other	0	2	10
Share-based payment expense	$ 185	$ 143	$ 161